Average Annual Total Returns - Investor A, C, Institutional and Class R - BLACKROCK 20/80 TARGET ALLOCATION FUND	Jan. 28, 2021
Institutional Shares
Average Annual Return:
1 Year	10.63%
5 Years	6.28%
10 Years	6.47%
Investor A Shares
Average Annual Return:
1 Year	4.51%
5 Years	4.80%
10 Years	5.52%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	3.17%
5 Years	3.72%
10 Years	4.13%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.06%
5 Years	3.31%
10 Years	3.86%
Investor C Shares
Average Annual Return:
1 Year	8.55%
5 Years	5.14%
10 Years	5.46%
Class R Shares
Average Annual Return:
1 Year	9.99%
5 Years	5.60%
10 Years	5.81%